REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue
REVENUE

NOTE 2 – REVENUE

Disaggregation of Revenue

The Company’s principal geographic markets are within the U.S. The following is a description of the principal activities, by reportable segment, from which we generate revenue. For more detailed information about reportable segments, see Note 15.

Entertainment Publicity and Marketing

The Entertainment Publicity and Marketing (“EPM”) segment generates revenue from diversified marketing services, including public relations, entertainment and hospitality content marketing, strategic marketing consulting and content production of marketing materials. Within the EPM segment, we typically identify one performance obligation, the delivery of professional publicity services, in which we typically act as the principal. Fees are generally recognized on a straight-line or monthly basis, as the services are consumed by our clients, which approximates the proportional performance on such contracts.

We also enter into management agreements with a roster of social media influencers and are paid a percentage of the revenue earned by the social media influencer. Due to the short-term nature of these contracts, the performance obligation is typically completed and revenue is recognized at a point in time, typically the date of publication.

Content Production

The Content Production (“CPD”) segment generates revenue from the production of original motion pictures and other digital content production. In the CPD segment, we typically identify performance obligations depending on the type of service, for which we generally act as the principal. Revenue from motion pictures is recognized upon transfer of control of the licensing rights of the motion picture or web series to the customer. For minimum guarantee licensing arrangements, the amount related to each performance obligation is recognized when the content is delivered, and the window for exploitation right in that territory has begun, which is the point in time at which the customer is able to begin to use and benefit from the content. For sales or usage-based royalty income, revenue is recognized starting at the exhibition date and is based on the Company’s participation in the box office receipts of the theatrical exhibitor and the performance of the motion picture.

The revenues recorded by the EPM and CPD segments is detailed below:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021

Entertainment publicity and marketing	$10,290,626	$8,643,244	$19,467,735	$15,820,361
Content production	—	—	—	—
Total revenues	$10,290,626	$8,643,244	$19,467,735	$15,820,361

Contract Balances

The opening and closing balances of our contract asset and liability balances from contracts with customers as of June 30, 2022 and December 31, 2021 were as follows:

	Contract Assets	Contract Liabilities
Balance as of December 31, 2021	$62,500	$406,373
Balance as of June 30, 2022	—	1,189,442
Change	$(62,500)	$783,069

Contract assets are comprised of services provided for which consideration has not been received and are transferred to accounts receivable when the right to payment becomes unconditional. Contract assets are presented within other current assets in the condensed consolidated balance sheets. The change in the contract asset balance relates to the collection of consideration for services that had been previously performed.

Contract liabilities are recorded when the Company receives advance payments from customers for public relations projects or as deposits for promotional or brand-support video projects. Once the work is performed or the projects are delivered to the customer, the contract liabilities are deemed earned and recorded as revenue. Advance payments received are generally for short duration and are recognized once the performance obligation of the contract is met. Contract liabilities are presented within deferred revenue in the condensed consolidated balance sheets. The change in the contract liability balance relates to the advanced consideration received from customers under the terms of our contracts, primarily related to periodic retainer fees and, to a lesser extent, reimbursement of third party expenses, which are generally recognized shortly after billing.

Revenues for the three and six months ended June 30, 2022 and 2021, include the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Amounts included in the beginning of year contract liability balance	$15,000	$—	$329,937	$337,221

Remaining performance obligations

As of June 30, 2022, we had approximately $1,189,442 of unsatisfied performance obligations, of which $1,001,943 are expected to be recognized in the next twelve months, with the remainder recognized between twelve and seventeen months from June 30, 2022.

NOTE 5 – REVENUE

Disaggregation of Revenue

The Company’s principal geographic markets are within the U.S. The following is a description of the principal activities, by reportable segment, from which we generate revenue. For more detailed information about reportable segments, see Note 24.

Entertainment Publicity and Marketing

The Entertainment Publicity and Marketing (“EPM”) segment generates revenue from diversified marketing services, including public relations, entertainment and hospitality content marketing, strategic marketing consulting and content production of marketing materials. Within the EPM segment, we typically identify one performance obligation, the delivery of professional publicity services, in which we typically act as the principal. Fees are generally recognized on a straight-line or monthly basis, as the services are consumed by our clients, which approximates the proportional performance on such contracts.

We also enter into management agreements with a roster of social media influencers and are paid a percentage of the revenue earned by the social media influencer. Due to the short-term nature of these contracts, the performance obligation is typically completed and revenue is recognized at a point in time, typically the date of publication.

Content Production

The Content Production (“CPD”) segment generates revenue from the production of original motion pictures and other digital content production. In the CPD segment, we typically identify performance obligations depending on the type of service, which we generally act as the principal. Revenue from motion pictures is recognized upon transfer of control of the licensing rights of the motion picture or web series to the customer. For minimum guarantee licensing arrangements, the amount related to each performance obligation is recognized when the content is delivered, and the window for exploitation right in that territory has begun, which is the point in time at which the customer is able to begin to use and benefit from the content. For sales or usage-based royalty income, revenue is recognized starting at the exhibition date and is based on the Company’s participation in the box office receipts of the theatrical exhibitor and the performance of the motion picture.

The revenues recorded by the EPM and CPD segments is detailed below:

	December 31,
	2021	2020
Entertainment publicity and marketing	$35,705,305	$23,946,680
Content production	21,894	107,800
Total Revenues	$35,727,199	$24,054,480

Contract Balances

Contract assets are comprised of services provided for which consideration has not been received and are transferred to accounts receivable when the right to payment becomes unconditional. Contract assets are presented within other current assets in the consolidated balance sheets.

Contract liabilities are recorded when the Company receives advance payments from customers for public relations projects or as deposits for promotional or brand-support video projects. Once the work is performed or the projects are delivered to the customer, the contract liabilities are deemed earned and recorded as revenue. Advance payments received are generally for short duration and are recognized once the performance obligation of the contract is met.

The opening and closing balances of our contract asset and liability balances from contracts with customers as of December 31, 2021 and 2020 were as follows:

	Contracts Assets	Contracts Liabilities
Balance as of December 31, 2020	$—	$389,492
Balance as of December 31, 2021	62,500	406,373
Change	$62,500	$16,881

As of December 31, 2021, we had approximately $406,373 of unsatisfied performance obligations, which are expected to be recognized in the next twelve months.

Revenues for the years ended December 31, 2021 and 2020, include the following:

	December 31,
	2021	2020
Amounts included in the beginning of year contract liability balance	$389,492	$309,880